Financial assets and financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 495,399	R$ 405,793
Total	42,568	27,442
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade receivables	495,399	405,793
Total	495,399	405,793
Current	452,831	378,351
Non-current	R$ 42,568	R$ 27,442